UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   June 18, 2020 to July 17, 2020

Commission File Number of issuing entity:  333-206677-17

Central Index Key Number of issuing entity:  0001710798

Wells Fargo Commercial Mortgage Trust 2017-C39
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-206677

Central Index Key Number of depositor:  0000850779

Wells Fargo Commercial Mortgage Securities, Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000740906

Wells Fargo Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000312070

Barclays Bank PLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001624053

Argentic Real Estate Finance LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001542256

Natixis Real Estate Capital LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001542105

Basis Real Estate Capital II, LLC
(Exact name of sponsor as specified in its charter)

Anthony Sfarra (212) 214-5600
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4041040
38-4041041
38-7187294
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-SB			X
A-4			X
A-5			X
A-S			X
X-A			X
X-B			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Reported Additional Debt: With respect to the Days Inn Iselin Mortgage Loan, the related borrower was provided a one-time waiver of the prohibition in the governing loan documents against incurring additional debt in connection with the borrower’s obtaining an unsecured loan pursuant to the Paycheck Protection Program created by the CARES Act in the amount of $73,472.00.

With respect to the Hampton Inn - Albuquerque Mortgage Loan, the related borrower was provided a one-time waiver of the prohibition in the governing loan documents against incurring additional debt in connection with the borrower’s obtaining an unsecured loan pursuant to the Paycheck Protection Program created by the CARES Act in the amount of $142,502.50.

With respect to the Hampton Inn - Minooka Mortgage Loan, the related borrower was provided a one-time waiver of the prohibition in the governing loan documents against incurring additional debt in connection with the borrower’s obtaining an unsecured loan pursuant to the Paycheck Protection Program created by the CARES Act in the amount of $82,250.00.

With respect to the Fairfield Inn & Suites Mortgage Loan, the related borrower was provided a one-time waiver of the prohibition in the governing loan documents against incurring additional debt in connection with the borrower’s obtaining an unsecured loan pursuant to the Paycheck Protection Program created by the CARES Act in the amount of $84,300.00.

On July 17, 2020 a distribution was made to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2017-C39 .

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the Wells Fargo Commercial Mortgage Trust 2017-C39  in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on July 17, 2020

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
8	8.50%	0	N/A

No assets securitized by Wells Fargo Commercial Mortgage Securities, Inc. (the "Depositor") and held by Wells Fargo Commercial Mortgage Trust 2017-C39  were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from June 18, 2020 to July 17, 2020.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a "Rule 15Ga-1 Form ABS-15G") on May 12, 2020. The CIK number for the Depositor is 0000850779.

Wells Fargo Bank, National Association ("Wells Fargo"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 12, 2020. The Central Index Key number for Wells Fargo is 0000740906.

Barclays Bank PLC  ("Barclays"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 7, 2020. The Central Index Key number for Barclays is 0000312070.

Argentic Real Estate Finance LLC ("Argentic"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 3, 2020. The Central Index Key number for Argentic is 0001624053.

Natixis Real Estate Capital LLC ("NREC"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 11, 2020, as amended by a Rule 15Ga-1 Form 15G/A on February 12, 2020. The Central Index Key number for NREC is 0001542256.

Basis Real Estate Capital II, LLC ("Basis"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 5, 2020. The Central Index Key number for Basis is 0001542105.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on July 31, 2020 under Commission File No. 333-206677-17 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on July 31, 2020 under Commission File No. 333-206677-17 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 7. Change in Sponsor Interest in the Securities.

None

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for Wells Fargo Commercial Mortgage Trust 2017-C39 , affirms the following amounts in the respective accounts:

Collection Account Beginning and Ending Balance
Prior Distribution Date	06/17/2020	$0.00
Current Distribution Date	07/17/2020	$0.00

*REO Account Beginning and Ending Balance
Prior Distribution Date	06/17/2020	$0.00
Current Distribution Date	07/17/2020	$0.00
*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Wells Fargo Commercial Mortgage Trust 2017-C39 , affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date	06/17/2020	$5,500.18
Current Distribution Date	07/17/2020	$5,311.09

Interest Reserve Account Balance
Prior Distribution Date	06/17/2020	$0.00
Current Distribution Date	07/17/2020	$0.00

Excess Liquidation Proceeds Account Balance
Prior Distribution Date	06/17/2020	$0.00
Current Distribution Date	07/17/2020	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2017-C39 , relating to the July 17, 2020 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on July 31, 2020 under Commission File No. 333-206677-17 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on July 31, 2020 under Commission File No. 333-206677-17 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.
(Depositor)

/s/ Anthony Sfarra
Anthony Sfarra, President

Date: July 30, 2020